UNITED STATES
      		SECURITIES AND EXCHANGE COMMISSION
      			FORM 13F



      		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

September 30, 2010

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a
restatement.
				  [     ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
      		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting
Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

Lloyd Moskowitz  New York, New York  November 15, 2010


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.



		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	83
Form 13F Information Table Value Total:	$197,162

List of Other Included Managers:

No. 13F File Number		Name





 WALTER F. HARRISON, III









            FORM 13F










 AS OF SEPTEMBER 30, 2010





                   FORM 13F














Name of Reporting Manager : Walter F. Harrison
III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a)
Sole
As Defined
(c) Shared

(a) Sole
(b) Shared
(c) None










































in Instr. V
Other




ALLIANT TECHSYSTEMS INC CMN
Common
018804104
         3,917,784
             51,960
X


Walter Harrison
X


AK STEEL HOLDING CORP, CMN
Common
001547108
         1,321,617
             95,700
X


Walter Harrison
X


AKAMAI TECHNOLOGIES INC
Common
00971T101
            903,240
             18,000
X


Walter Harrison
X


ALTRIA GROUP INC CMN
Common
02209S103
         2,578,547
           107,350
X


Walter Harrison
X


ANALOG DEVICES, INC. CMN
Common
032654105
         1,590,966
             50,700
X


Walter Harrison
X


APACHE CORP
Common
037411105
              97,760
                1,000
X


Walter Harrison
X


APPLE, INC CMN
Common
037833100
         1,986,250
                7,000
X


Walter Harrison
X


AUTONATION, INC. CMN
Common
05329W102

         1,169,475

             50,300
X


Walter Harrison
X


AVON PRODUCTS INC. CMN
Common
054303102
         2,042,196
             63,600
X


Walter Harrison
X


BABCOCK & WILCOX COMPANY
Common
05615F102
            734,160
             34,500
X


Walter Harrison
X


BANK OF AMERICA CORP CMN
Common
060505104
            693,987
             52,966
X


Walter Harrison
X


BANK OF NEW YORK MELLON CORP
Common
064058100
         3,265,414
           124,968
X


Walter Harrison
X


BARRICK GOLD CORPORATION CMN
Common
067901108
         1,087,815
             23,500
X


Walter Harrison
X


BUCYRUS INTERNATIONAL INC CMN CLASS A
Common
118759109
         3,682,485
             53,100
X


Walter Harrison
X


CA INC CMN
Common
12673P105
         2,734,765
           129,487
X


Walter Harrison
X


CAPITAL ONE FINANCIAL CORP CMN
Common
14040H105
         1,882,145
             47,589
X


Walter Harrison
X


CIMAREX ENERGY CO CMN
Common
171798101
      21,156,158
           319,676
X


Walter Harrison
X


CISCO SYSTEMS, INC. CMN
Common
17275R102
         4,857,420
           221,800
X


Walter Harrison
X


CONSTANT CONTACT INC CMN
Common
210313102
            847,557
             39,550
X


Walter Harrison
X


CORINTHIAN COLLEGES INC
Common
218868107
            517,191
             73,674
X


Walter Harrison
X


CVS CAREMARK CORPORATION CMN
Common
126650100
         5,082,405
           161,500
X


Walter Harrison
X


CYBERONICS INC CMN
Common
23251P102
         3,646,142
           136,662
X


Walter Harrison
X


DECKERS OUTDOORS CORP CMN
Common
243537107
         1,748,600
             35,000
X


Walter Harrison
X


DOLAN MEDIA COMPANY CMN
Common
25659P402
            563,918
             49,597
X


Walter Harrison
X


DOW CHEMICAL CO CMN
Common
260543103
         2,419,226
             88,100
X


Walter Harrison
X


EBAY INC
Common
278642103
         3,050,000
           125,000
X


Walter Harrison
X


EMC CORPORATION MASS CMN
Common
268648102
         3,968,574
           195,400
X


Walter Harrison
X


EVEREST RE GROUP LTD CMN
Common
G3223R108
         5,637,844
             65,200
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A) CMN CLASS A
Common
345550107
         1,947,594
           151,800
X


Walter Harrison
X


GILEAD SCIENCES CMN
Common
375558103
         1,638,060
             46,000
X


Walter Harrison
X


GOLD RESOURCE CORP CMN
Common
38068T105
         1,102,806
             59,100
X


Walter Harrison
X


GOLDCORP INC CMN
Common
380956409
         1,201,152
             27,600
X


Walter Harrison
X


GOLDMAN SACHS GROUP
Common
38141G104
         1,879,540
             13,000
X


Walter Harrison
X


GOOGLE, INC. CMN CLASS A
Common
38259P508
         4,153,741
                7,900
X


Walter Harrison
X


HALLIBURTON COMPANY CMN
Common
406216101
         2,999,449
             90,700
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP CMN
Common
436233100
            148,914
           126,198
X


Walter Harrison
X


INTEL CORPORATION CMN
Common
458140100
            460,800
             24,000
X


Walter Harrison
X


ISHARES RUSSELL 2000 INDEX FUND
Common
464287655
         2,025,000
             30,000
X


Walter Harrison
X


J CREW GROUP
Common
46612H402
            806,880
             24,000
X


Walter Harrison
X


JUNIPER NETWORKS, INC
Common
48203R104
            166,925
                5,500
X


Walter Harrison
X


KKR FINANCIAL HOLDINGS LLC CMN SERIES  CLASS
Common
48248A306
         1,383,728
           157,600
X


Walter Harrison
X


KOHLS CORP (WISCONSIN), CMN
Common
500255104
         2,423,280
             46,000
X


Walter Harrison
X


KRAFT FOODS INC CMN CLASS A
Common
50075N104
         3,102,850
           100,546
X


Walter Harrison
X


LAKES ENTERTAINMENT INC CMN
Common
51206P109
            107,175
             63,022
X


Walter Harrison
X


LEAR CORPORATION CMN
Common
521865204
         4,230,648
             53,600
X


Walter Harrison
X


LIBERTY MEDIA HLDG CORP CMN SERIES A INTERACTIVE
Common
53071M104
         1,508,100
           110,000
X


Walter Harrison
X


LRAD CORP CMN
Common
50213V109
            170,511
           108,606
X


Walter Harrison
X


MANNKIND CORPORATION CMN
Common
56400P201
         1,329,016
           196,600
X


Walter Harrison
X


MASSEY ENERGY COMPANY CMN
Common
576206106
         2,331,153
             75,150
X


Walter Harrison
X


MATTSON TECHNOLOGY
Common
577223100
            586,039
           213,105
X


Walter Harrison
X


MAXIM INTEGRATED PRODUCTS, INC
Common
57772K101
         1,473,396
             79,600
X


Walter Harrison
X


MBIA INC CMN
Common
55262C100
         1,032,135
           102,700
X


Walter Harrison
X


MCDERMOTT INTL CMN
Common
580037109
         1,019,820
             69,000
X


Walter Harrison
X


MCMORAN EXPLORATION INC
Common
582411104
         2,032,501
           118,100
X


Walter Harrison
X


MEAD JOHNSON NUTRITION CO CMN CLASS A
Common
582839106
         1,691,934
             29,730
X


Walter Harrison
X


MERCK & CO., INC. CMN
Common
58933Y105
         3,835,602
           104,200
X


Walter Harrison
X


METTLER-TOLEDO INTL CMN
Common
592688105
         5,232,702
             42,050
X


Walter Harrison
X


MICRON TECHNOLOGY
Common
595112103
            198,996
             27,600
X


Walter Harrison
X


MICROSOFT CORPORATION CMN
Common
594918104
         2,202,876
             89,950
X


Walter Harrison
X


NEWELL RUBBERMAID INC
Common
651229106
            320,580
             18,000
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INC CMN
Common
649445103
         1,326,991
             81,661
X


Walter Harrison
X


NII HOLDINGS, INC. CMN CLASS B
Common
62913F201
         1,516,590
             36,900
X


Walter Harrison
X


NOVELLUS SYSTEMS INC CMN
Common
670008101
         2,339,040
             88,000
X


Walter Harrison
X


PENSKE AUTOMOTIVE GROUP, INC CMN
Common
70959W103
         3,394,763
           257,179
X


Walter Harrison
X


PHILLIP MORRIS INTL INC
Common
718172109
         4,518,013
             80,650
X


Walter Harrison
X


PICO HOLDINGS INC CMN
Common
693366205
         1,661,709
             55,650
X


Walter Harrison
X


PIONEER NATURAL RESOURCES CO CMN
Common
723787107
            910,420
             14,000
X


Walter Harrison
X


PLAINS EXPL & PROD CO
Common
726505100
         1,333,500
             50,000
X


Walter Harrison
X


PULTE HOMES, INC. CMN
Common
745867101
         2,446,668
           279,300
X


Walter Harrison
X


RADIAN GROUP INC. CMN
Common
750236101
         1,234,387
           157,850
X


Walter Harrison
X


REDWOOD TRUST INC CMN
Common
758075402
         4,870,114
           336,799
X


Walter Harrison
X


RETAIL HOLDRS TRUST MUTUAL FUND
Common
76127U101
                5,035
                     51
X


Walter Harrison
X


SPDR GOLD TRUST ETF
Common
78463V107
         1,918,650
             15,000
X


Walter Harrison
X


STORAGENETWORKS INC. CMN
Common
86211E103
                       -
             95,289
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD ADS
Common
881624209
         7,863,126
           149,064
X


Walter Harrison
X


U.S. BANCORP CMN
Common
902973304
         5,514,851
           255,081
X


Walter Harrison
X


ULTA SALON COSMETICS & FRANGRANCES
Common
90384S303
            827,411
             28,336
X


Walter Harrison
X


VISA INC.
Common
92826C839
         2,539,692
             34,200
X


Walter Harrison
X


VODAFONE GROUP PLC SPONSORED ADR CMN
Common
92857W209
         1,718,093
             69,250
X


Walter Harrison
X


WELLPOINT, INC. CMN
Common
94973V107
         4,604,832
             81,300
X


Walter Harrison
X


WHIRLPOOL CORP
Common
963320106
            647,680
                8,000
X


Walter Harrison
X


WILLIS GROUP HOLDINGS LTD CMN
Common
G96655108
         2,971,048
             96,400
X


Walter Harrison
X


YAHOO INC CMN
Common
984332106
         5,072,152
           357,950
X


Walter Harrison
X


Total Market Value


197,162,309








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